FORM N-Q

            QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
             REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21357
                                   ---------

         FRANKLIN TEMPLETON LIMITED DURATION INCOME TRUST
         ------------------------------------------------
        (Exact name of registrant as specified in charter)

          ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
          ----------------------------------------------
       (Address of principal executive offices) (Zip code)

   CRAIG S. TYLE, ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
   -------------------------------------------------------------
              (Name and address of agent for service)

Registrant's telephone number, including area code:  650 312-2000
                                                     ------------

Date of fiscal year end:  3/31
                          ----

Date of reporting period: 6/30/06
                          -------



Item 1. Schedule of Investments.


Franklin Templeton
Limited Duration Income Trust

QUARTERLY STATEMENT OF INVESTMENTS
JUNE 30, 2006

--------------------------------------------------------------------------------

CONTENTS

Statement of Investments ...................................................   3

Notes to Statement of Investments ..........................................  13


                                    [LOGO](R)
                               FRANKLIN TEMPLETON
                                   INVESTMENTS

                      FRANKLIN o Templeton o Mutual Series


                                          Quarterly Statement of Investments | 1
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

Franklin Templeton
Limited Duration Income Trust

STATEMENT OF INVESTMENTS, JUNE 30, 2006 (UNAUDITED)

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                                                                              COUNTRY       PRINCIPAL AMOUNT d        VALUE
---------------------------------------------------------------------------------------------------------------------------------
      CORPORATE BONDS 50.2%
      COMMERCIAL SERVICES 2.9%
      Dex Media West LLC, senior sub. note, 9.875%, 8/15/13 ..........     United States         4,000,000       $      4,354,980
      JohnsonDiversey Holdings Inc., senior disc. note, zero cpn. to
       5/17/07, 10.67% thereafter, 5/15/13 ...........................     United States         4,300,000              3,676,500
      United Rentals North America Inc., senior sub. note, 7.75%,
       11/15/13 ......................................................     United States         3,000,000              2,865,000
                                                                                                                 ----------------
                                                                                                                       10,896,480
                                                                                                                 ----------------
      COMMUNICATIONS 6.5%
      Dobson Cellular Systems Inc., senior secured note, 9.875%,
       11/01/12 ......................................................     United States         3,000,000              3,180,000
    a Intelsat Bermuda Ltd., senior note, FRN, 9.614%, 1/15/12 .......        Bermuda            4,000,000              4,060,000
      Millicom International Cellular SA, senior note, 10.00%,
       12/01/13 ......................................................       Luxembourg          3,000,000              3,360,000
    b Nordic Telephone Co. Holdings, senior note, 144A, 8.875%,
       5/01/16 .......................................................        Denmark              500,000                516,250
      Qwest Communications International Inc., senior note, B, 7.50%,
       2/15/14 .......................................................     United States         3,000,000              2,940,000
    a Rogers Wireless Communications Inc., senior secured note, FRN,
       8.454%, 12/15/10 ..............................................         Canada            3,000,000              3,101,250
      Time Warner Telecom Holdings Inc., senior note, 9.25%, 2/15/14 .     United States           900,000                927,000
    b Wind Acquisition Finance SA, senior note, 144A, 10.75%, 12/01/15         Italy             3,000,000              3,202,500
  b,c Windstream Corp., senior note, 144A, 8.625%, 8/01/16 ...........     United States         2,800,000              2,877,000
                                                                                                                 ----------------
                                                                                                                       24,164,000
                                                                                                                 ----------------
      CONSUMER DURABLES 4.4%
      Beazer Homes USA Inc., senior note, 8.375%, 4/15/12 ............     United States         2,000,000              2,010,000
      Ford Motor Credit Co., 5.625%, 10/01/08 ........................     United States         4,000,000              3,702,136
      General Motors Acceptance Corp.,
         7.25%, 3/02/11 ..............................................     United States         2,000,000              1,940,892
         6.875%, 8/28/12 .............................................     United States         3,500,000              3,301,616
      Jostens IH Corp., senior sub. note, 7.625%, 10/01/12 ...........     United States           600,000                585,000
      KB Home, 6.375%, 8/15/11 .......................................     United States         4,000,000              3,829,888
      Simmons Bedding Co., senior sub. note, 7.875%, 1/15/14 .........     United States         1,000,000                940,000
                                                                                                                 ----------------
                                                                                                                       16,309,532
                                                                                                                 ----------------
      CONSUMER NON-DURABLES 3.4%
  a,b Nutro Products Inc., senior note, 144A, FRN, 9.23%, 10/15/13 ...     United States         1,000,000              1,023,750
    b Reynolds American Inc., 144A, 7.25%, 6/01/13 ...................     United States         2,000,000              1,965,000
      Smithfield Foods Inc., senior note, 8.00%, 10/15/09 ............     United States         4,000,000              4,060,000
      Spectrum Brands Inc., senior sub. note, 8.50%, 10/01/13 ........     United States         3,000,000              2,580,000
      Tyson Foods Inc., senior note, 8.25%, 10/01/11 .................     United States         3,000,000              3,179,352
                                                                                                                 ----------------
                                                                                                                       12,808,102
                                                                                                                 ----------------
      CONSUMER SERVICES 10.7%
    a AMC Entertainment Inc., senior note, FRN, 9.42%, 8/15/10 .......     United States         3,000,000              3,105,000
      Boyd Gaming Corp., senior sub. note, 8.75%, 4/15/12 ............     United States         2,000,000              2,105,000
      CanWest Media Inc., senior sub. note, 8.00%, 9/15/12 ...........         Canada            3,000,000              2,985,000
      CCH II LLC, senior note, 10.25%, 9/15/10 .......................     United States         4,000,000              4,030,000
      Clear Channel Communications Inc., senior note, 7.65%, 9/15/10 .     United States         4,000,000              4,175,524
      CSC Holdings Inc., senior note, 8.125%, 7/15/09 ................     United States         3,000,000              3,067,500
      DIRECTV Holdings LLC, senior note, 8.375%, 3/15/13 .............     United States         2,000,000              2,105,000
      Liberty Media Corp., senior note, 7.875%, 7/15/09 ..............     United States         3,000,000              3,120,831


                                          Quarterly Statement of Investments | 3

Franklin Templeton
Limited Duration Income Trust

STATEMENT OF INVESTMENTS, JUNE 30, 2006 (UNAUDITED) (CONTINUED)

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                                                                              COUNTRY       PRINCIPAL AMOUNT d        VALUE
---------------------------------------------------------------------------------------------------------------------------------
      CORPORATE BONDS (CONTINUED)
      CONSUMER SERVICES (CONTINUED)
      LIN Television Corp., senior sub. note, 6.50%, 5/15/13 .........     United States         4,000,000       $      3,670,000
    b MGM MIRAGE Inc., senior note, 144A, 6.75%, 4/01/13 .............     United States         4,000,000              3,835,000
      Pinnacle Entertainment Inc., senior sub. note, 8.75%, 10/01/13 .     United States         3,000,000              3,210,000
    b Quebecor Media Inc., senior note, 144A, 7.75%, 3/15/16 .........         Canada            1,000,000                985,000
      Royal Caribbean Cruises Ltd., senior note, 8.00%, 5/15/10 ......     United States         3,000,000              3,151,491
                                                                                                                 ----------------
                                                                                                                       39,545,346
                                                                                                                 ----------------
      ELECTRONIC TECHNOLOGY 1.6%
      Sanmina-SCI Corp., senior sub. note, 6.75%, 3/01/13 ............     United States         3,000,000              2,812,500
    b Solectron Global Finance Ltd., senior sub. note, 144A, 8.00%,
       3/15/16 .......................................................     United States         3,000,000              2,970,000
                                                                                                                 ----------------
                                                                                                                        5,782,500
                                                                                                                 ----------------
      ENERGY MINERALS 2.4%
      Chesapeake Energy Corp., senior note, 7.50%, 6/15/14 ...........     United States         4,000,000              4,010,000
    b Mariner Energy Inc., senior note, 144A, 7.50%, 4/15/13 .........     United States         2,000,000              1,935,000
    b Massey Energy Co., senior note, 144A, 6.875%, 12/15/13 .........     United States         2,000,000              1,870,000
    b Pogo Producing Co., senior sub. note, 144A, 7.875%, 5/01/13 ....     United States         1,200,000              1,209,000
                                                                                                                 ----------------
                                                                                                                        9,024,000
                                                                                                                 ----------------
      HEALTH SERVICES 4.6%
      DaVita Inc.,
         senior note, 6.625%, 3/15/13 ................................     United States         1,900,000              1,814,500
         senior sub. note, 7.25%, 3/15/15 ............................     United States         1,000,000                965,000
      Fresenius Medical Care Capital Trust II, 7.875%, 2/01/08 .......        Germany            4,000,000              4,070,000
      HCA Inc., senior note, 8.75%, 9/01/10 ..........................     United States         3,000,000              3,177,795
      Tenet Healthcare Corp., senior note, 6.375%, 12/01/11 ..........     United States         3,500,000              3,141,250
      Vanguard Health Holding Co. II LLC, senior sub. note, 9.00%,
       10/01/14 ......................................................     United States         4,000,000              4,010,000
                                                                                                                 ----------------
                                                                                                                       17,178,545
                                                                                                                 ----------------
      INDUSTRIAL SERVICES 1.4%
      Allied Waste North America Inc., senior note, B, 8.50%, 12/01/08     United States         2,000,000              2,080,000
      El Paso Natural Gas Co., senior note, A, 7.625%, 8/01/10 .......     United States         3,000,000              3,067,500
                                                                                                                 ----------------
                                                                                                                        5,147,500
                                                                                                                 ----------------
      PROCESS INDUSTRIES 4.7%
      Buckeye Technologies Inc., senior sub. note, 8.00%, 10/15/10 ...     United States         1,400,000              1,288,000
    b Crown Americas Inc., senior note, 144A, 7.625%, 11/15/13 .......     United States         3,000,000              2,962,500
      Graphic Packaging International Corp., senior note, 8.50%,
       8/15/11 .......................................................     United States         3,000,000              3,007,500
      JSG Funding PLC, senior sub. note, 7.75%, 4/01/15 ..............        Ireland            3,000,000              2,730,000
      Nalco Co.,
         senior note, 7.75%, 11/15/11 ................................     United States         2,000,000              2,005,000
         senior sub. note, 8.875%, 11/15/13 ..........................     United States         2,000,000              2,025,000
      Rhodia SA, senior note, 10.25%, 6/01/10 ........................         France            3,000,000              3,217,500
                                                                                                                 ----------------
                                                                                                                       17,235,500
                                                                                                                 ----------------


4 | Quarterly Statement of Investments

Franklin Templeton
Limited Duration Income Trust

STATEMENT OF INVESTMENTS, JUNE 30, 2006 (UNAUDITED) (CONTINUED)

---------------------------------------------------------------------------------------------------------------------------------
                                                                              COUNTRY       PRINCIPAL AMOUNT d        VALUE
---------------------------------------------------------------------------------------------------------------------------------
      CORPORATE BONDS (CONTINUED)
      PRODUCER MANUFACTURING 2.2%
      Case New Holland Inc., senior note, 9.25%, 8/01/11 .............     United States         4,000,000       $      4,230,000
    b Invensys PLC, senior note, 144A, 9.875%, 3/15/11 ...............     United Kingdom        3,000,000              3,270,000
      Milacron Escrow Corp., senior secured note, 11.50%, 5/15/11 ....     United States           600,000                558,000
                                                                                                                 ----------------
                                                                                                                        8,058,000
                                                                                                                 ----------------
      REAL ESTATE INVESTMENT TRUST 1.1%
      Host Marriott LP, senior note, 9.25%, 10/01/07 .................     United States         4,000,000              4,145,000
                                                                                                                 ----------------
      RETAIL TRADE 0.8%
    a GSC Holdings Corp., senior note, FRN, 8.865%, 10/01/11 .........     United States         3,000,000              3,097,500
                                                                                                                 ----------------
      TECHNOLOGY SERVICES 1.1%
    b SunGard Data Systems Inc., senior note, 144A,
       a FRN, 9.431%, 8/15/13 ........................................     United States         3,000,000              3,153,750
         9.125%, 8/15/13 .............................................     United States         1,000,000              1,042,500
                                                                                                                 ----------------
                                                                                                                        4,196,250
                                                                                                                 ----------------
      UTILITIES 2.4%
      Aquila Inc., senior note, 9.95%, 2/01/11 .......................     United States         2,000,000              2,261,230
b,e,f Calpine Corp., senior secured note, 144A, 8.50%, 7/15/10 .......     United States         1,100,000              1,039,500
      NRG Energy Inc., senior note, 7.25%, 2/01/14 ...................     United States         2,800,000              2,737,000
      TXU Corp., 4.80%, 11/15/09 .....................................     United States         3,000,000              2,869,068
                                                                                                                 ----------------
                                                                                                                        8,906,798
                                                                                                                 ----------------
      TOTAL CORPORATE BONDS (COST $187,185,076) ......................                                                186,495,053
                                                                                                                 ----------------
      MORTGAGE-BACKED SECURITIES 32.3%
    a FEDERAL HOME LOAN MORTGAGE CORP. (FHLMC) ADJUSTABLE RATE 0.7%
      FHLMC, 3.345%, 5/01/34 .........................................     United States         2,635,025              2,615,607
                                                                                                                 ----------------
      FEDERAL HOME LOAN MORTGAGE CORP. (FHLMC) FIXED RATE 13.5%
      FHLMC Gold 15 Year, 4.50%, 6/01/18 - 9/01/18 ...................     United States         3,383,355              3,201,823
      FHLMC Gold 15 Year, 5.00%, 9/01/18 .............................     United States         4,649,365              4,486,968
      FHLMC Gold 15 Year, 5.00%, 11/01/18 ............................     United States         2,633,341              2,541,360
      FHLMC Gold 15 Year, 5.50%, 7/01/19 .............................     United States           351,648                345,354
      FHLMC Gold 30 Year, 5.00%, 8/01/33 - 6/01/34 ...................     United States         8,920,936              8,370,001
      FHLMC Gold 30 Year, 5.00%, 5/01/34 .............................     United States         4,269,977              4,001,890
      FHLMC Gold 30 Year, 5.50%, 8/01/33 .............................     United States         5,769,692              5,567,988
      FHLMC Gold 30 Year, 5.50%, 12/01/34 - 2/01/35 ..................     United States         3,302,855              3,180,304
      FHLMC Gold 30 Year, 6.00%, 7/01/28 - 4/01/35 ...................     United States         9,643,335              9,522,500
      FHLMC Gold 30 Year, 6.50%, 1/01/35 .............................     United States         4,118,931              4,146,124
      FHLMC Gold 30 Year, 7.00%, 9/01/27 .............................     United States         1,227,396              1,260,065
      FHLMC Gold 30 Year, 8.00%, 1/01/31 .............................     United States           290,459                306,479
      FHLMC Gold 30 Year, 8.50%, 7/01/31 .............................     United States         3,054,668              3,285,083
                                                                                                                 ----------------
                                                                                                                       50,215,939
                                                                                                                 ----------------
    a FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) ADJUSTABLE RATE 0.8%
      FNMA, 4.637%, 7/01/34 ..........................................     United States         2,958,609              2,905,027
      FNMA, 5.988%, 6/01/32 ..........................................     United States           109,278                106,670
                                                                                                                 ----------------
                                                                                                                        3,011,697
                                                                                                                 ----------------


                                          Quarterly Statement of Investments | 5

Franklin Templeton
Limited Duration Income Trust

STATEMENT OF INVESTMENTS, JUNE 30, 2006 (UNAUDITED) (CONTINUED)

---------------------------------------------------------------------------------------------------------------------------------
                                                                              COUNTRY       PRINCIPAL AMOUNT d        VALUE
---------------------------------------------------------------------------------------------------------------------------------
      MORTGAGE-BACKED SECURITIES (CONTINUED)
      FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) FIXED RATE 12.7%
      FNMA 15 Year, 5.00%, 10/01/17 ..................................     United States         1,923,522       $      1,857,382
      FNMA 15 Year, 5.50%, 10/01/17 - 1/01/21 ........................     United States         6,624,595              6,511,227
      FNMA 15 Year, 5.50%, 1/01/21 ...................................     United States         4,424,355              4,344,306
      FNMA 15 Year, 7.00%, 9/01/18 ...................................     United States           470,040                483,438
      FNMA 30 Year, 5.00%, 10/01/35 ..................................     United States         2,146,561              2,008,510
      FNMA 30 Year, 5.50%, 8/01/33 - 1/01/36 .........................     United States        11,038,119             10,626,556
      FNMA 30 Year, 5.50%, 9/01/33 ...................................     United States         4,897,924              4,726,560
      FNMA 30 Year, 6.00%, 4/01/33 - 1/01/36 .........................     United States        13,511,270             13,327,278
      FNMA 30 Year, 6.50%, 8/01/32 ...................................     United States         1,950,056              1,967,877
      FNMA 30 Year, 8.00%, 10/01/29 ..................................     United States           382,773                404,045
      FNMA 30 Year, 8.50%, 8/01/26 ...................................     United States           624,552                669,742
                                                                                                                 ----------------
                                                                                                                       46,926,921
                                                                                                                 ----------------
      GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA) FIXED RATE 4.6%
      GNMA I SF 30 Year, 5.50%, 4/15/33 - 12/15/34 ...................     United States         3,205,339              3,111,202
      GNMA I SF 30 Year, 5.50%, 12/15/34 .............................     United States         4,620,889              4,484,292
      GNMA I SF 30 Year, 6.50%, 6/15/31 - 12/15/33 ...................     United States         2,977,771              3,019,172
      GNMA II SF 30 Year, 5.00%, 10/20/33 ............................     United States         4,079,861              3,842,202
      GNMA II SF 30 Year, 7.00%, 1/20/24 - 12/20/30 ..................     United States         1,906,634              1,955,016
      GNMA II SF 30 Year, 8.00%, 1/20/28 - 2/20/32 ...................     United States           689,513                728,879
                                                                                                                 ----------------
                                                                                                                       17,140,763
                                                                                                                 ----------------
      TOTAL MORTGAGE-BACKED SECURITIES (COST $124,117,547) ...........                                                119,910,927
                                                                                                                 ----------------
      ASSET-BACKED SECURITIES AND COMMERCIAL MORTGAGE-BACKED
       SECURITIES 9.2%
      FINANCE 9.2%
    a Argent Securities Inc., 2003-W5, M4, FRN, 9.073%, 10/25/33 .....     United States         4,000,000              4,116,845
    a GSR Mortgage Trust, 2003-AHL, B1, FRN, 9.323%, 10/25/33 ........     United States         5,000,000              5,058,864
    a Merrill Lynch Mortgage Investors Inc., 2003-OPT1, B2, FRN,
       8.073%, 7/25/34 ...............................................     United States         1,000,000              1,017,720
    a Morgan Stanley ABS Capital,
         2003-HE3, B1, FRN, 8.623%, 10/25/33 .........................     United States         3,500,000              3,538,160
         2003-NC10, B1, FRN, 8.623%, 10/25/33 ........................     United States         3,000,000              3,041,847
    a Morgan Stanley Dean Witter Capital I, 2003-NC3, B1, FRN, 8.323%,
       3/25/33 .......................................................     United States         1,116,454              1,123,351
    a New Century Home Equity Loan Trust, 2003-2, M3, FRN, 9.023%,
       1/25/33 .......................................................     United States         5,000,000              5,037,002
    a Option One Mortgage Loan Trust, 2003-6, M5, FRN, 8.623%,
       11/25/33 ......................................................     United States         3,500,000              3,547,216
    a Residential Asset Securities Corp., 2003-KS10, MII3, FRN,
       7.873%, 12/25/33 ..............................................     United States         1,500,000              1,515,649
    a Specialty Underwriting & Residential Finance, 2003-BC4, B2,
       FRN, 7.823%, 11/25/34 .........................................     United States         1,500,000              1,522,038


6 | Quarterly Statement of Investments

Franklin Templeton
Limited Duration Income Trust

STATEMENT OF INVESTMENTS, JUNE 30, 2006 (UNAUDITED) (CONTINUED)

---------------------------------------------------------------------------------------------------------------------------------
                                                                              COUNTRY       PRINCIPAL AMOUNT d        VALUE
---------------------------------------------------------------------------------------------------------------------------------
      ASSET-BACKED SECURITIES AND COMMERCIAL MORTGAGE-BACKED SECURITIES (CONTINUED)
      FINANCE (CONTINUED)
    a Structured Asset Investment Loan Trust,
         2003-BC2, M3, FRN, 8.573%, 4/25/33 ..........................     United States         1,025,818       $      1,028,102
         2003-BC13, M4, FRN, 8.073%, 11/25/33 ........................     United States         3,340,000              3,386,239
                                                                                                                 ----------------
      TOTAL ASSET-BACKED SECURITIES AND COMMERCIAL
       MORTGAGE-BACKED SECURITIES (COST $33,217,244) .................                                                 33,933,033
                                                                                                                 ----------------
    a SENIOR FLOATING RATE INTERESTS 52.4%
      COMMERCIAL SERVICES 1.2%
      Affiliated Computer Services Inc., Term Loan B, 6.794%, 3/20/13      United States           497,500                495,436
      Dex Media West LLC, Term Loan B2, 6.67 - 7.00%, 3/09/10 ........     United States         2,751,231              2,738,906
      Workflow Management Inc., Term Loan B, 9.126%, 11/30/11 ........     United States         1,392,857              1,399,292
                                                                                                                 ----------------
                                                                                                                        4,633,634
                                                                                                                 ----------------
      COMMUNICATIONS 5.7%
      Alaska Communications Systems Holdings Inc.,
         Incremental Term Loan, 7.249%, 2/01/12 ......................     United States           100,000                100,307
         Term Loan, 7.249%, 2/01/12 ..................................     United States         4,000,000              4,012,280
      Fairpoint Communications Inc., Term Loan B, 7.25%, 2/08/12 .....     United States         2,500,000              2,499,575
      Hawaiian Telecom Communications Inc., Term Loan B, 7.75%,
       10/31/12 ......................................................     United States         1,366,956              1,366,737
      Intelsat Subsidiary Holding Co., Ltd., Senior Term Loan
       Facility, 8.75%, 7/28/11 ......................................        Bermuda            2,394,612              2,394,420
      Iowa Telecommunications Services Inc., Term Loan B, 7.15 -
       7.25%, 11/23/11 ...............................................     United States         3,000,000              3,019,650
      Panamsat Corp., Term Loan B1, 7.184%, 8/01/11 ..................     United States         3,940,000              3,941,221
      Valor Telecommunications Enterprises LLC, Term Loan, 7.10 -
       7.249%, 2/24/12 ...............................................     United States         1,160,000              1,161,813
      Windstream Corp., Term Loan B, 9.00%, 7/17/13 ..................     United States         2,700,000              2,708,748
                                                                                                                 ----------------
                                                                                                                       21,204,751
                                                                                                                 ----------------
      CONSUMER DURABLES 4.7%
      Eastman Kodak Co.,
         Term Loan B1, 7.33 - 7.699%, 10/18/12 .......................     United States         2,317,779              2,322,415
         Term Loan B2 (Delayed Draw), 7.449 - 7.52%, 10/18/12 ........     United States           970,588                970,588
      Jarden Corp., Term Loan B2, 7.249%, 1/24/12 ....................     United States         3,641,288              3,636,773
      Sealy Mattress Co., Term Loan D, 6.981 - 8.50%, 4/14/13 ........     United States         3,218,657              3,229,021
      Solo Cup Co., Term Loan B, 7.61 - 7.999%, 2/27/11 ..............     United States         1,959,900              1,967,132
      Stile Acquisition Corp. (Masonite), Canadian Term Loan, 7.108 -
       7.499%, 4/05/13 ...............................................         Canada            1,827,799              1,812,610
      Stile U.S. Acquisition Corp. (Masonite), U.S. Term Loan, 7.108 -
       7.499%, 4/05/13 ...............................................     United States         1,830,913              1,815,698
      Tupperware Corp., Term Loan B, 6.81%, 12/05/12 .................     United States         1,919,463              1,909,501
                                                                                                                 ----------------
                                                                                                                       17,663,738
                                                                                                                 ----------------
      CONSUMER NON-DURABLES 2.6%
      Acco Brands Corp., Term Loan B, 6.827 - 7.164%, 8/17/12 ........     United States           970,700                975,573
      Bumble Bee Foods LLC, Term Loan B, 6.824 - 7.039%, 5/02/12 .....     United States           500,000                500,730


                                          Quarterly Statement of Investments | 7

Franklin Templeton
Limited Duration Income Trust

STATEMENT OF INVESTMENTS, JUNE 30, 2006 (UNAUDITED) (CONTINUED)

---------------------------------------------------------------------------------------------------------------------------------
                                                                              COUNTRY       PRINCIPAL AMOUNT d        VALUE
---------------------------------------------------------------------------------------------------------------------------------
    a SENIOR FLOATING RATE INTERESTS (CONTINUED)
      CONSUMER NON-DURABLES (CONTINUED)
      CBRL Group (Cracker Barrel), Term Loan B1, 6.63%, 4/27/13 ......     United States           965,724       $        965,318
      Central Garden & Pet Co., Term Loan B, 6.52 - 6.53%, 9/30/12 ...     United States           272,656                273,090
      Constellation Brands Inc., Term Loan B, 6.688 - 6.813%, 6/05/13      United States         1,600,000              1,606,384
    c Del Monte Foods Co., Term Loan B, 8.75%, 2/08/12 ...............     United States           631,879                633,080
      Dole Food Co. Inc., Term Loan B, 7.00 - 8.75%, 4/12/13 .........     United States           212,241                210,572
      Michael Foods Inc., Term Loan B1, 7.032 - 7.553%, 11/21/10 .....     United States           638,926                642,990
      Reynolds American Inc., Term Loan B, 7.188 - 7.313%, 5/31/12 ...     United States         1,800,000              1,803,222
      Solvest Ltd. (Dole),
         Letter of Credit, 4.92%, 4/12/13 ............................        Bermuda               95,362                 94,613
         Term Loan C, 7.00 - 9.00%, 4/12/13 ..........................     United States           715,217                709,595
      Southern Wine & Spirits of America Inc., Term Loan B, 6.999%,
       5/31/12 .......................................................     United States         1,151,644              1,158,369
                                                                                                                 ----------------
                                                                                                                        9,573,536
                                                                                                                 ----------------
      CONSUMER SERVICES 12.1%
      Arby's Restaurant Holdings LLC, Term Loan B, 7.376 - 7.749%,
       7/25/12 .......................................................     United States         1,605,484              1,612,628
      Century Theaters Inc., Term Loan B, 7.106%, 3/01/13 ............     United States           500,000                501,745
      Charter Communications Operating LLC, Term Loan B, 7.755%,
       4/28/13 .......................................................     United States         1,962,560              1,965,209
      Cinram International, Term Loan B, 6.879%, 5/05/11 .............         Canada            2,579,510              2,576,053
      CSC Holdings Inc. (Cablevision), Incremental Term Loan, 6.74 -
       6.988%, 3/29/13 ...............................................     United States           798,000                793,667
      DIRECTV Holdings LLC, Term Loan B, 6.794%, 4/13/13 .............     United States         1,130,479              1,134,571
      Education Management LLC, Term Loan B, 7.625%, 6/01/13 .........     United States         1,700,000              1,706,987
      Entravision Communications Corp., Term Loan B, 6.49%, 3/29/12 ..     United States         1,094,500              1,094,358
      Hertz Corp.,
         Credit Link, 5.424%, 12/21/12 ...............................     United States           155,556                155,979
         Term Loan B, 7.26 - 7.41%, 12/21/12 .........................     United States         1,109,676              1,112,694
      Insight Midwest Holdings LLC,
         Term Loan A, 6.625%, 6/30/09 ................................     United States           935,649                935,004
         Term Loan C, 7.375%, 12/31/09 ...............................     United States         1,979,250              1,985,267
      MediaNews Group Inc., Term Loan B, 6.60%, 12/30/10 .............     United States         2,272,050              2,250,352
      Metro-Goldwyn-Mayer Inc., Term Loan B, 7.229%, 4/08/12 .........     United States         2,892,750              2,919,045
      Mission Broadcasting Inc., Term Loan B, 7.249%, 10/01/12 .......     United States         1,689,906              1,689,652
      MCC Iowa, Term Loan D-1, 6.90 - 7.37%, 1/31/15 .................     United States         1,980,000              1,977,703
      Nexstar Broadcasting Inc., Term Loan B, 7.25%, 10/01/12 ........     United States         1,641,367              1,641,121
      Penn National Gaming Inc., Term Loan B, 6.86 - 7.25%, 10/03/12 .     United States         1,786,500              1,790,234
      R.H. Donnelley Inc., Term Loan D-2, 6.49 - 7.00%, 6/30/11 ......     United States         1,448,858              1,445,859
      Rainbow National Services LLC, Term Loan B, 10.00%, 3/31/12 ....     United States         1,471,275              1,477,660
      Regal Cinemas Corp., Term Loan B, 6.819 - 7.249%, 11/10/10 .....     United States         3,866,282              3,868,679
      UPC Financing Partnership,
         Term Loan J2, 7.108%, 3/31/13 ...............................      Netherlands          2,000,000              2,004,560
         Term Loan K2, 7.108%, 12/31/13 ..............................      Netherlands          2,000,000              2,004,560
      VML US Finance LLC (Venetian Macau), Term Loan B, 8.10%, 5/26/13     United States         2,333,333              2,343,017
      WMG Acquisition Corp. (Warner Music), Term Loan B, 7.09 - 7.32%,
       3/01/11 .......................................................     United States         3,878,354              3,895,109
                                                                                                                 ----------------
                                                                                                                       44,881,713
                                                                                                                 ----------------


8 | Quarterly Statement of Investments

Franklin Templeton
Limited Duration Income Trust

STATEMENT OF INVESTMENTS, JUNE 30, 2006 (UNAUDITED) (CONTINUED)

---------------------------------------------------------------------------------------------------------------------------------
                                                                              COUNTRY       PRINCIPAL AMOUNT d        VALUE
---------------------------------------------------------------------------------------------------------------------------------
    a SENIOR FLOATING RATE INTERESTS (CONTINUED)
      ELECTRONIC TECHNOLOGY 0.2%
      Onex Wind Finance LP (Mid-Western Aircraft), Term Loan B, 7.318%,
       12/31/11 ......................................................     United States           842,744       $        850,253
                                                                                                                 ----------------
      ENERGY MINERALS 0.6%
      Citgo Petroleum Corp., Term Loan B, 6.599%, 11/15/12 ...........     United States         1,691,500              1,689,149
      Walter Industries Inc., Term Loan B, 6.87 - 7.249%, 10/03/12 ...     United States           577,829                581,047
                                                                                                                 ----------------
                                                                                                                        2,270,196
                                                                                                                 ----------------
      FINANCE 2.8%
      Ameritrade Holding Corp., Term Loan B, 6.85%, 12/31/12 .........     United States         2,094,750              2,094,142
      Avis Budget Car Rental, Term Loan, 6.35%, 4/19/12 ..............     United States         1,000,000                991,080
      Conseco Inc., Term Loan, 6.958%, 6/22/10 .......................     United States           361,623                363,887
      Fidelity National Information Services Inc., Term Loan B, 6.92%,
       3/09/13 .......................................................     United States         4,355,299              4,351,075
      Nasdaq Stock Market Inc.,
         Term Loan B, 6.971 - 7249%, 4/18/12 .........................     United States         1,580,308              1,575,219
         Term Loan C (Delayed Draw), 6.831 - 7.249%, 4/18/12 .........     United States           913,442                910,501
                                                                                                                 ----------------
                                                                                                                       10,285,904
                                                                                                                 ----------------
      HEALTH SERVICES 3.0%
    c DaVita Inc., Term Loan B, 6.99 - 7.69%, 10/05/12 ...............     United States         3,665,260              3,672,004
      Fresenius Medical Care Holdings Inc., Term Loan B,
       6.403 - 6.874%, 3/31/13 .......................................     United States         2,493,750              2,470,134
      LifePoint Hospitals Inc., Term Loan B, 6.905%, 4/15/12 .........     United States         2,893,383              2,895,611
      Matria Healthcare Inc.,
         Term Loan B, 7.439 - 7.749%, 1/19/12 ........................     United States           743,699                745,298
         Term Loan C, 7.439%, 1/19/07 ................................     United States           352,564                352,444
      National Renal Institutes Inc., Term Loan B, 7.416 - 7.531%
       3/31/13 .......................................................     United States           400,000                401,392
      Quintiles Transnational Corp., Term Loan B, 7.50%, 3/31/13 .....     United States           498,750                499,453
                                                                                                                 ----------------
                                                                                                                       11,036,336
                                                                                                                 ----------------
      INDUSTRIAL SERVICES 0.9%
      Allied Waste North America Inc.,
         Credit Link, 5.112%, 1/15/12 ................................     United States           772,360                769,687
         Term Loan B, 6.48 - 6.86%, 1/15/12 ..........................     United States         1,989,358              1,982,475
      Petroleum Geo-Services ASA and PGS Finance Inc., Term Loan,
       8.00 - 9.75%, 12/17/12 ........................................         Norway              513,647                514,911
                                                                                                                 ----------------
                                                                                                                        3,267,073
                                                                                                                 ----------------
      NON-ENERGY MINERALS 1.3%
      Novelis Corp., U.S. Term Loan, 7.38%, 1/09/12 ..................     United States         1,168,576              1,171,205
      Novelis Inc., Canadian Term Loan, 7.38%, 1/09/12 ...............         Canada              672,816                674,331
      St. Marys Cement Inc., Term Loan B, 7.499%, 12/04/09 ...........         Canada            2,937,267              2,968,314
                                                                                                                 ----------------
                                                                                                                        4,813,850
                                                                                                                 ----------------
      PROCESS INDUSTRIES 6.1%
      Berry Plastics Corp., Term Loan, 7.10%, 12/02/11 ...............     United States         2,802,880              2,816,839
      Boise Cascade LLC, Term Loan D, 7.125 - 7.25%, 10/28/11 ........     United States           538,160                540,404


                                          Quarterly Statement of Investments | 9

Franklin Templeton
Limited Duration Income Trust

STATEMENT OF INVESTMENTS, JUNE 30, 2006 (UNAUDITED) (CONTINUED)

---------------------------------------------------------------------------------------------------------------------------------
                                                                              COUNTRY       PRINCIPAL AMOUNT d        VALUE
---------------------------------------------------------------------------------------------------------------------------------
    a SENIOR FLOATING RATE INTERESTS (CONTINUED)
      PROCESS INDUSTRIES (CONTINUED)
      Georgia-Pacific Corp.,
         Second Lien Term Loan, 8.30%, 12/23/13 ......................     United States         1,000,000       $      1,004,870
         Term Loan B, 7.30 - 7.499%, 12/20/12 ........................     United States         2,487,500              2,486,182
      Graham Packaging Co.,
         First Lien Term Loan, 6.938 - 7.75%, 10/07/11 ...............     United States         1,678,296              1,686,201
         Incremental Term Loan B, 7.375%, 10/07/11 ...................     United States           370,488                372,404
      Hexion Specialty Chemicals Inc.,
         Term Loan C-1, 7.125%, 5/05/13 ..............................     United States         2,880,257              2,871,356
         Term Loan C-2, 7.50%, 5/05/13 ...............................      Netherlands            625,674                623,740
      Huntsman International LLC, Term Loan B, 7.044%, 8/16/12 .......     United States         3,813,720              3,799,190
      Ineos U.S. Finance LLC,
         Term Loan B2, 7.339%, 12/16/13 ..............................     United States           400,000                404,192
         Term Loan C2, 7.839%, 12/23/14 ..............................     United States           400,000                404,244
      Nalco Co., Term Loan B, 6.48 - 7.23%, 11/04/10 .................     United States         3,298,625              3,302,814
      NewPage Corp., Term Loan, 8.499%, 5/02/11 ......................     United States         2,328,211              2,346,022
                                                                                                                 ----------------
                                                                                                                       22,658,458
                                                                                                                 ----------------
      PRODUCER MANUFACTURING 3.5%
      Cooper Standard Automotive Inc., Term Loan D, 8.00%, 12/23/11 ..         Canada              895,500                899,225
      Day International Group Inc., Term Loan B, 8.12%, 12/05/12 .....     United States           708,665                714,044
      Euramax International Inc., Domestic Term Loan, 8.063%, 6/29/12      United States         1,040,916              1,046,516
      Headwaters Inc., Term Loan B, 7.08%, 4/30/11 ...................     United States           823,404                824,861
      Nortek Inc., Term Loan, 7.35%, 8/27/11 .........................     United States         1,969,925              1,969,984
      Sensus Metering Systems Inc.,
         Term Loan B1, 6.72 - 7.08%, 12/17/10 ........................     United States         2,341,615              2,342,739
         Term Loan B2, 6.72 - 6.94%, 12/17/10 ........................     United States           311,036                311,419
      TriMas Corp., Term Loan B, 8.875%, 12/31/09 ....................     United States         2,026,874              2,045,244
      TRW Automotive Inc., Term Loan B, 6.25%, 6/30/12 ...............     United States         2,955,000              2,949,267
                                                                                                                 ----------------
                                                                                                                       13,103,299
                                                                                                                 ----------------
      REAL ESTATE DEVELOPMENT 1.3%
      Kyle Acquisition Group,
         Term Loan B, 7.375%, 7/08/10 ................................     United States           311,573                313,034
         Term Loan C, 7.375%, 7/20/10 ................................     United States           288,427                289,653
      LandSource Communities Development LLC, Term Loan B, 7.688%,
       3/31/10 .......................................................     United States         1,000,000              1,004,090
      London Arena and Waterfront Finance LLC, Term Loan A, 8.783%,
       3/08/12 .......................................................     United States           598,500                602,989
      Mattamy Group, Term Loan B, 7.477%, 4/11/13 ....................     United States           500,000                502,395
      November 2005 Land Investors LLC (North Las Vegas), Term Loan B,
       8.249%, 5/31/11 ...............................................     United States           498,750                499,807
      Yellowstone Club, Term Loan, 7.725%, 9/30/10 ...................     United States         1,854,320              1,852,614
                                                                                                                 ----------------
                                                                                                                        5,064,582
                                                                                                                 ----------------


10 | Quarterly Statement of Investments

Franklin Templeton
Limited Duration Income Trust

STATEMENT OF INVESTMENTS, JUNE 30, 2006 (UNAUDITED) (CONTINUED)

---------------------------------------------------------------------------------------------------------------------------------
                                                                              COUNTRY       PRINCIPAL AMOUNT d        VALUE
---------------------------------------------------------------------------------------------------------------------------------
    a SENIOR FLOATING RATE INTERESTS (CONTINUED)
      REAL ESTATE INVESTMENT TRUSTS 2.5%
      Capital Automotive REIT, Term Loan B, 6.86%, 12/10/10 ..........     United States         2,909,856       $      2,915,589
      General Growth Properties Inc., Term Loan A-1, 6.56%, 2/24/10 ..     United States         3,500,000              3,466,680
      Lion Gables Realty LP, Term Loan B, 6.86 - 6.90%, 9/30/06 ......     United States           251,787                251,988
      Maguire Properties Inc., Term Loan B, 6.92%, 3/15/10 ...........     United States         1,102,222              1,103,280
      Newkirk Master LP, Term Loan B, 6.834%, 8/11/08 ................     United States           673,389                675,308
      Trizec Properties Inc., Term Loan B, 6.65%, 5/02/07 ............     United States           820,000                819,377
                                                                                                                 ----------------
                                                                                                                        9,232,222
                                                                                                                 ----------------
      RETAIL TRADE 1.4%
      Neiman Marcus Group Inc., Term Loan, 7.77%, 4/06/13 ............     United States         1,139,241              1,145,791
      Pantry Inc., Term Loan, 7.10%, 1/02/12 .........................     United States           634,809                638,364
      Travelcenters of America Inc., Term Loan, 6.86 - 7.25%, 12/01/11     United States         2,487,500              2,501,082
      The William Carter Co., Term Loan B, 6.626 - 6.758%, 7/14/12 ...     United States           787,787                788,323
                                                                                                                 ----------------
                                                                                                                        5,073,560
                                                                                                                 ----------------
      TECHNOLOGY SERVICES 0.8%
      SunGard Data Systems Inc., Term Loan, 7.66%, 2/11/13 ...........     United States         2,855,160              2,870,007
                                                                                                                 ----------------
      TRANSPORTATION 0.2%
      United Air Lines Inc.,
         Delay Draw, 9.125%, 2/01/12 .................................     United States            87,500                 89,088
         Term Loan B, 8.625%, 2/01/12 ................................     United States           612,500                623,617
                                                                                                                 ----------------
                                                                                                                          712,705
                                                                                                                 ----------------
      UTILITIES 1.5%
      Astoria Generating Co. Acquisitions LLC,
         L/C Term Loan, 7.45%, 2/23/11 ...............................     United States           106,599                106,791
         Term Loan B, 7.45%, 2/23/13 .................................     United States           452,007                452,884
      LSP General Finance Co. LLC, Term Loan, 7.249%, 5/04/13 ........     United States           671,717                669,836
      NRG Energy Inc.,
         Credit Link, 7.499%, 2/01/13 ................................     United States           798,351                799,692
         Term Loan B, 7.231%, 2/01/13 ................................     United States         3,492,895              3,498,798
                                                                                                                 ----------------
                                                                                                                        5,528,001
                                                                                                                 ----------------
      TOTAL SENIOR FLOATING RATE INTERESTS
       (COST $194,848,880) ...........................................                                                194,723,818
                                                                                                                 ----------------
      FOREIGN GOVERNMENT AND AGENCY SECURITIES 3.4%
  a,g Government of Argentina, FRN, 4.889%, 8/03/12 ..................       Argentina           3,950,000              3,208,414
      Government of Canada, 7.25%, 6/1/07 ............................         Canada            1,500,000 CAD          1,376,724
      Government of Malaysia, 8.60%, 12/01/07 ........................        Malaysia           4,700,000 MYR          1,358,027
      Government of Norway, 6.75%, 1/15/07 ...........................         Norway            8,300,000 NOK          1,357,470
      Government of Poland, 8.50%, 11/12/06 ..........................         Poland            8,750,000 PLN          2,794,531
      Government of Singapore, 5.625%, 7/01/08 .......................       Singapore           2,150,000 SGD          1,426,450
      Government of Sweden, 8.00%, 8/15/07 ...........................         Sweden            8,300,000 SEK          1,216,671
                                                                                                                 ----------------
      TOTAL FOREIGN GOVERNMENT AND AGENCY SECURITIES
       (COST $12,278,253) ............................................                                                 12,738,287
                                                                                                                 ----------------
      TOTAL LONG TERM INVESTMENTS (COST $551,647,000) ................                                                547,801,118
                                                                                                                 ----------------


                                         Quarterly Statement of Investments | 11

Franklin Templeton
Limited Duration Income Trust

STATEMENT OF INVESTMENTS, JUNE 30, 2006 (UNAUDITED) (CONTINUED)

---------------------------------------------------------------------------------------------------------------------------------
                                                                              COUNTRY       PRINCIPAL AMOUNT d        VALUE
---------------------------------------------------------------------------------------------------------------------------------
      SHORT TERM INVESTMENTS 3.3%
      GOVERNMENT BONDS 1.9%
      Korea Treasury Note, 6.90%, 1/16/07 ............................      South Korea      3,600,000,000 KRW   $      3,838,171
    h Thailand Treasury Bill,
         7/27/06 .....................................................        Thailand          64,000,000 THB          1,673,875
         9/07/06 .....................................................        Thailand          65,000,000 THB          1,690,435
                                                                                                                 ----------------
                                                                                                                        7,202,481
                                                                                                                 ----------------
                                                                                            --------------------
                                                                                                  SHARES
                                                                                            --------------------
      MONEY MARKET FUND 1.4%
    i Franklin Institutional Fiduciary Trust Money Market Portfolio,
       4.83% .........................................................     United States         5,208,669              5,208,669
                                                                                                                 ----------------
      TOTAL SHORT TERM INVESTMENTS (COST $11,477,408) ................                                                 12,411,150
                                                                                                                 ----------------
      TOTAL INVESTMENTS (COST $563,124,408) 150.8% ...................                                                560,212,268
      PREFERRED SHARES (51.2)% .......................................                                               (190,000,000)
      OTHER ASSETS, LESS LIABILITIES 0.4% ............................                                                  1,184,313
                                                                                                                 ----------------
      NET ASSETS APPLICABLE TO COMMON SHARES 100.0% ..................                                           $    371,396,581
                                                                                                                 ================

CURRENCY ABBREVIATIONS

CAD     -  Canadian Dollar
KRW     -  South Korean Won
MYR     -  Malaysian Ringgit
NOK     -  Norwegian Krone
PLN     -  Polish Zloty
SEK     -  Swedish Krona
SGD     -  Singapore Dollar
THB     -  Thai Baht

SELECTED PORTFOLIO ABBREVIATIONS

FHLMC   -  Federal Home Loan Mortgage Corp.
FNMA    -  Federal National Mortgage Association
FRN     -  Floating Rate Note
GNMA    -  Government National Mortgage Association
L/C     -  Letter of Credit
REIT    -  Real Estate Investment Trust
SF      -  Single Family

a     The coupon rate shown represents the rate at period end.

b Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Fund's Board of Trustees. At June 30, 2006, the aggregate value of these securities was $33,856,750, representing 9.12% of net assets.

c     Security purchased on a when-issued or delayed delivery basis.

d     The principal amount is stated in U.S. dollars unless otherwise indicated.

e     Defaulted security.

f     See Note 3 regarding other considerations.

g The principal amount is stated in original face, and scheduled paydowns are reflected in the market price on ex-date.

h     The security is traded on a discount basis with no stated coupon rate.

i The Franklin Institutional Fiduciary Trust Money Market Portfolio is managed by the Fund's investment manager. The rate shown is the annualized seven-day yield at period end.


12 | See Notes to Statement of Investments. | Quarterly Statement of Investments

Franklin Templeton
Limited Duration Income Trust

NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

Franklin Templeton Limited Duration Income Trust (the Fund) is registered under the Investment Company Act of 1940 as a diversified, closed-end investment company.

1. INCOME TAXES

At June 30, 2006, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments ..........................................    $ 565,129,590
                                                                  =============

Unrealized appreciation ......................................    $   5,248,116
Unrealized depreciation ......................................      (10,165,438)
                                                                  -------------
Net unrealized appreciation (depreciation) ...................    $  (4,917,322)
                                                                  =============

2. UNFUNDED LOAN COMMITMENTS

The Fund may enter into certain credit agreements, all or a portion of which may be unfunded. The Fund is obligated to fund these loan commitments at the borrowers' discretion. Funded portions of credit agreements are presented on the Statement of Investments.

At June 30, 2006, unfunded commitments were as follows:

-------------------------------------------------------------------------------
                                                                    UNFUNDED
BORROWER                                                           COMMITMENT
-------------------------------------------------------------------------------
CBRL Group (Cracker Barrel), Delay Draw ......................    $     134,276
Hertz Corp., Delay Draw ......................................          129,465
LSP General Finance Co. LLC, Delay Draw ......................           28,283
VML US Finance LLC (Venetian Macau), Delay Draw ..............        1,166,667
                                                                  -------------
                                                                  $   1,458,691
                                                                  =============

3. OTHER CONSIDERATIONS

Directors or employees of Franklin Advisers, Inc., as the Fund's Investment Manager, may serve as members of various bondholders' steering committees, on credit committees, or may represent the Funds in certain corporate restructuring negotiations. At June 30, 2006, such individuals serve in one or more of these capacities for Calpine Corp. As a result of this involvement, such individuals may be in possession of certain material non-public information. If the Fund's Investment Manager, while in possession of such information, seeks to buy or sell any of these securities, it will comply with all applicable federal securities laws.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.


                                         Quarterly Statement of Investments | 13

Item 2. Controls and Procedures.

(a) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b) CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.


Item 3. Exhibits.

(A) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Jimmy D. Gambill, Chief Executive Officer - Finance and Administration, and Galen G. Vetter, Chief Financial Officer.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN TEMPLETON LIMITED DURATION INCOME TRUST

By /S/JIMMY D. GAMBILL
   -------------------
      Jimmy D. Gambill
      Chief Executive Officer - Finance and Administration
Date  August 28, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By/S/JIMMY D. GAMBILL
  -------------------
      Jimmy D. Gambill
      Chief Executive Officer - Finance and Administration
Date  August 28, 2006


By /S/GALEN G. VETTER
   ------------------
      Galen G. Vetter
      Chief Financial Officer
Date  August 28, 2006






                                Exhibit A


I, Jimmy D. Gambill, certify that:

      1. I have reviewed this report on Form N-Q of FRANKLIN TEMPLETON LIMITED DURATION INCOME TRUST;

      2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

      3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

      4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

      (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

      (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

      (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

      (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

      5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

      (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

      (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

August 28, 2006


/S/JIMMY D. GAMBILL
Jimmy D. Gambill
Chief Executive Officer - Finance and Administration













I, Galen G. Vetter, certify that:

      1. I have reviewed this report on Form N-Q of FRANKLIN TEMPLETON LIMITED DURATION INCOME TRUST;

      2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

      3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

      4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

      (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

      (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

      (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

      (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

      5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

      (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

      (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

August 28, 2006


/S/GALEN G. VETTER
Galen G. Vetter
Chief Financial Officer